Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
REVENUES	$ 585	$ 13,864
COST OF REVENUES	(235)	(340)
GROSS PROFIT	350	13,524
RESEARCH AND DEVELOPMENT EXPENSES, net	15,940	17,770	12,447
MARKETING EXPENSES	397	562
GENERAL AND ADMINISTRATIVE EXPENSES	5,220	5,847	3,828
OPERATING LOSS	21,207	10,655	16,275
FINANCIAL INCOME	(908)	(544)	(285)
FINANCIAL EXPENSES	159	27	12
FINANCIAL (INCOME), net	(749)	(517)	(273)
LOSS FOR THE YEAR	20,458	10,138	16,002
OTHER COMPREHENSIVE LOSS (INCOME)-
Items that will not be reclassified to profit or loss- Re-measurements of post-employment benefit obligation	(25)	24	5
COMPREHENSIVE LOSS	$ 20,433	$ 10,162	$ 16,007
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.62	$ 0.37	$ 0.64
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	32,969,094	27,398,169	24,970,585